Geographic information for offshore drilling operations - Revenue per country	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure

15.  Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	2013	2014	2015
Norway	157,740	220,044	231,189
Falklands	-	-	154,606
Brazil	353,397	581,635	581,438
Ivory Coast	86,486	97,232	33,723
Tanzania	72,083	-	-
Angola	227,603	807,742	527,098
Gabon/ West Africa	81,104	-	-
Congo	-	-	157,235
South Africa	-	110,424	-
Senegal			52,214
Liberia	55,601	-	-
Ireland	104,014	-	-
Sierra Leone	37,272	-	-
Other	4,950	-	10,697
Total service revenues	$1,180,250	$1,817,077	1,748,200

The drilling units the Leiv Eiriksson, the Eirik Raude, the Ocean Rig Corcovado, the Ocean Rig Olympia, the Ocean Rig Poseidon, the Ocean Rig Mykonos, the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo constitute the Company's long lived assets. For the year ended, December 31, 2015, other leasing and service revenues relate to management fees from the services provided by the Company to the offshore drilling unit Cerrado.